Commitments and Contingencies - Financial Services has Various Agreements to Extend Credit (Detail) - Wholesale and dealer financing [Member] $ in Millions	Dec. 31, 2017 USD ($)
Line Of Credit Facility [Line Items]
Total Credit Limit	$ 7,094
Utilized	3,691
Not Utilized	$ 3,403